UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: JUNE 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund LLC

Schedule of Investments

June 30, 2014
(unaudited)

			Percentage
		Fair	of Members’	Withdrawals	Redemption
	Cost	Value	Capital	Permitted (9)	Notice Period (9)

Investments in Portfolio Funds:(1)
United States:
Multi-Strategy: (10)
Absolute Return Capital Partners, L.P.	$12,426,792	$11,368,661	3.6%	Monthly	15 days
AG Super Fund, L.P.(2)	12,308,154	16,919,762	5.3	Annually (3)	60 days
Blue Trend Fund, L.P.	12,500,000	13,124,746	4.1	Monthly	60 days
Canyon Value Realization Fund, L.P.(2)	12,493,025	17,923,742	5.6	Annually (3)	90 days
Claren Road Credit Partners, L.P.	17,914,370	19,946,023	6.3	Quarterly (3)	45 days
CVI Global Value Fund A, L.P.(2)	1,662,582	4,169,550	1.3	Quarterly (4)	120 days
Davidson Kempner Partners, L.P.	9,054,606	12,037,073	3.8	Semi-Annually	65 days
Elliot Associates, L.P.	16,544,000	22,103,397	6.9	Semi-Annually (4)	60 days
Eton Park Fund, L.P.(2)	15,439,310	18,256,043	5.7	Quarterly (3)	65 days
Farallon Capital Partners, L.P.(2)	17,060,570	20,380,000	6.4	Annually (3)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	22,486,000	7.1	Annually (3)	90 days
Graham Global Investment Fund I SPC, Ltd.	14,878,562	14,710,068	4.6	Monthly	3 days
GSO Special Situations Fund, L.P.(2)	1,313,806	2,044,653	0.6	Semi-Annually (3)	90 days
HBK Multi-Strategy Fund, L.P.	13,497,263	17,836,717	5.6	Quarterly	90 days
Highfields Capital II, L.P. (2)	8,747,189	13,643,300	4.3	Annually (4)	60 days
LibreMax SL Fund, L.P.	11,500,000	12,197,763	3.8	Not Permitted	N/A
MKP Opportunity Partners, L.P.	10,500,000	10,363,573	3.3	Monthly	60 days
OZ Asia Domestic Partners, L.P.	14,000,000	13,742,561	4.3	Quarterly (5)	30 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	20,760,148	6.5	Quarterly (4)	120 days
Stark Investments, L.P. (2)(6)	36,193	8,560	0.0	Quarterly	N/A
Stark Investments, L.P. - Class A (2)(7)	180,434	190,644	0.1	Quarterly	N/A
Stark Investments, L.P. - Class B (2)	175,172	307,208	0.1	Quarterly	N/A
Strategic Value Restructuring Fund, L.P.	15,999,612	18,309,542	5.7	Annually (3)	95 days
Taconic Opportunity Fund, L.P.	17,423,628	20,413,091	6.4	Quarterly	60 days
Total Investments in Portfolio Funds	$273,505,668	$323,242,825	101.4%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

June 30, 2014
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Prime Obligations Fund #10, 0.02% (8)	$7,541,516	$7,541,516	2.4%
Total Investments in Portfolio Funds and Short-Term Investments	$281,047,184	$330,784,341	103.8%

Liabilities in excess of other assets		(12,152,019)	(3.8	) %

Members’ capital		$318,632,322	100.0%

(1)	Non-income producing.
(2)	All or a portion of these investments are held in side-pockets.
(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(4)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(5)	Withdrawals from this portfolio fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.
(6)	Does not include holdback at cost of $555,498, included in receivable for Portfolio Funds sold in Statement of Assets, Liabilities and Members' Capital.
(7)	Does not include holdback at cost of $1,459, included in receivable for Portfolio Funds sold in Statement of Assets, Liabilities and Members' Capital.
(8)	The rate shown is the annualized 7-day yield as of June 30, 2014.
(9)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(10)
Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves.  Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes.  An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage and other event-driven strategies.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the FEG Absolute Access Fund LLC (the “Fund”) would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Fair value of investments in Portfolio Funds with the ability to redeem within one quarter of the measurement date.

•	Level 3 – Fair value of investments in Portfolio Funds that do not have the ability to redeem within one quarter of the measurement date.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Effective March 31, 2014, the Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable within one quarter of the measurement date, subject to further lockups and liquidity provisions, and in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable within one quarter under the normal operating protocols of the Portfolio Funds’ agreements.  In the prior year, Portfolio Funds were categorized as Level 2 investments if the Fund had the ability to redeem at net asset value as of the March 31, 2013 measurement date or within one year of such date.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Portfolio Funds	$-	$90,285,117	$232,957,708	$323,242,825
Short-Term Investments	7,541,516	-	-	7,541,516
Total	$7,541,516	$90,285,117	$232,957,708	$330,784,341

The Schedule of Investments categorizes the aggregate fair value of the Fund's investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of June 30, 2014. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one quarter.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Portfolio Funds
Balance as of March 31, 2014	$219,600,589
Realized gain (loss)	411,848
Net change in unrealized appreciation/(depreciation)	4,755,789
Purchases	8,875,000
Sales	(705,160)
Net transfers in to Level 3	24,430
Net transfers out of Level 3	(4,788)
Balance as of June 30, 2014	$232,957,708

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of June 30, 2014, the Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	August 29, 2014

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.